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AXS Chesapeake Strategy Fund
SUMMARY SECTION AXS Chesapeake Strategy Fund
Investment Objective
The investment objective of the AXS Chesapeake Strategy Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "YOUR ACCOUNT WITH THE FUND - Purchase of Shares/Class A Shares Purchase Program", "YOUR ACCOUNT WITH THE FUND -  Purchase of Shares/Class C Shares Purchase Programs", "YOUR ACCOUNT WITH THE FUND - Purchase of Shares/Class I Shares" and in "APPENDIX A - Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AXS Chesapeake Strategy Fund - USD ($)	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	1.00%	[1]	none
Redemption fee	none		none		none
Wire fee	20		20		20
Overnight check delivery fee	25		25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase. Class C Shares are subject to a contingent deferred sales charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS Chesapeake Strategy Fund		Class A Shares	Class C Shares	Class I Shares
Management fees	[1]	1.50%	1.50%	1.50%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none
Shareholder Service Fees	[2]	none	none	none
Other Expenses	[3]	0.33%	0.33%	0.33%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3],[4]	2.10%	2.85%	1.85%
Recoupment of fees waived and/or expenses reimbursed	[4]	0.02%	0.02%	0.02%
[1]	The Fund's "Management Fees" include a management fee paid to the advisor by the Fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 1.50% of the Subsidiary's average daily net assets. The advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive a portion of the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the Subsidiary, with no right to recoupment. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the Subsidiary and the advisor is in place unless the advisor obtains the prior approval of the Trust's Board of Trustees.
[2]	The Fund may enter into shareholder services arrangements with broker-dealers, banks, trust companies, and other financial services firms under which such firms agree to provide certain support services to Class A shareholders for a fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares. The Fund's shareholder servicing fees have been estimated for the current fiscal year.
[3]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates. "Other Expenses" include expenses of the Fund's Subsidiary other than management fees paid by the Subsidiary to the advisor, which are included in "Management Fees" in the table above.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation expenses) do not exceed 2.10%, 2.85% and 1.85% of the average daily net assets of Class A, Class C and Class I shares of the Fund, respectively. This agreement is effective until November 9, 2021, and it may be terminated before that date only by Trust's Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Similarly, the predecessor fund's investment advisor, Equinox Institutional Asset Management, LP ("Equinox"), is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by Equinox to the predecessor fund prior to the predecessor fund's reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment, In each case, such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a "first in, first out" basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the predecessor fund prior to the reorganization must be approved by the Trust's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A and Class C shares and $100,000 (initial investment minimum) in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AXS Chesapeake Strategy Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	776	1,193	1,633	2,850
Class C Shares	390	881	1,497	3,160
Class I Shares	1,879	5,795	9,941	21,513

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
AXS Chesapeake Strategy Fund | Class C Shares | USD ($)	288	811	1,497	3,160

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund's predecessor fund, Equinox Chesapeake Strategy Fund, was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by making a combination of investments (i) directly in an actively managed fixed-income portfolio (typically U.S. Treasuries and other short-term U.S. government obligations) comprised of cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds (the "Fixed Income Portfolio") and (ii) directly or indirectly in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global (i.e. U.S. and non-U.S., including emerging markets) markets across a wide range of asset classes, including equities, fixed income, currencies and commodities, utilizing a portfolio of futures, forwards, options, spot contracts and swaps (the "Futures Portfolio"). The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary organized in the Cayman Islands (the "Subsidiary") which may then invest in such assets directly or indirectly.

Chesapeake manages the Futures Portfolio and the Subsidiary's Futures Portfolio by applying the Chesapeake Program. The Chesapeake Program is a long-term trend following  (a strategy that generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made) program that utilizes trading systems across a broadly diversified set of markets with a systematic trading (a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered) approach, focusing on capital preservation while attempting to provide positive annual returns. Chesapeake analyzes markets, including price movement, market volatility, open interest (the total number of contracts long or short in a delivery month or market that has been entered into and not yet liquidated by an offsetting transaction or fulfilled by delivery), and volume, as a means of predicting market opportunity and discovering any repeating patterns in past historical prices. The scope of markets that may be accessed includes stock indices, single stock futures, interest rates, currencies, and commodities. The Chesapeake Program may also invest directly in long and short positions of U.S. and non-U.S. equity securities as part of its broader trend following program. The direct investments in equity securities will typically not exceed 30% of the Fund's total assets.

The Fund may make some or all of its investments in the Futures Portfolio through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in commodity futures, but it may also invest in swaps, financial futures, foreign exchange currency forwards, U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Through investing in the Subsidiary, the Fund will, among other things, be able to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments (including commodity futures), however, the Subsidiary will comply with the same asset coverage requirements imposed by the Investment Company Act of 1940, as amended (the "1940 Act") with respect to its investments in commodity-linked derivatives (including commodity futures) that are applicable to the Fund's transactions in derivatives. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund's returns will be derived principally from changes in the value of securities and derivatives of securities held in the Fund's portfolio (including its investment in the Subsidiary), and the Fund's assets will consist principally of securities. The Sub-Advisor may engage in frequent buying and selling of portfolio holdings to achieve the Fund's investment objective.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Sub-advisor strategy risk. The performance of the Fund's Futures Portfolio depends primarily on the ability of the Sub-Advisor to anticipate price movements in the relevant markets and underlying derivative instruments and futures and forward contracts. Such price movements may be volatile and may be influenced by, among other things:

●	changes in interest rates;

●	governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

●	weather and climate conditions;

●	natural disasters, such as hurricanes;

●	changing supply and demand relationships;

●	changes in balances of payments and trade;

●	U.S. and international rates of inflation and deflation;

●	currency devaluations and revaluations;

●	U.S. and international political and economic events; and

●	changes in philosophies and emotions of various market participants.

The Sub-Advisor's investment process may not take all of these factors into account. The successful use of futures contracts and other derivatives draws upon the Sub-Advisor's skill and experience with respect to such instruments and are subject to special risk considerations.

The trading decisions of the Sub-Advisor are based in part on mathematical models, which are implemented as automated computer algorithms that the Sub-Advisor has developed over time. The successful operation of the automated computer algorithms on which the Sub-Advisor's trading decisions are based is reliant upon the Sub-Advisor's information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the Sub-Advisor recognizing that fact before substantial losses are incurred. There can be no assurance that the Sub-Advisor will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund's investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Counterparty risk. The derivative contracts entered into by the Fund and the Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Commodities risk. Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Volatility risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV per share to experience significant increases or declines in value over short periods of time. The Fund's NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund's returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund's portfolio.

Subsidiary risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not itself subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund and Subsidiary are organized and operated, as applicable, could prevent the Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Fund and its shareholders.

Tax risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income." Income derived from direct investments in commodities is not "qualifying income." In addition, the Internal Revenue Service (the "IRS") has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives does not constitute "qualifying income." Investment through the Subsidiary is expected to allow the Fund to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies. The tax treatment of the Fund's investment in the Subsidiary could nevertheless be adversely affected by future legislation or Treasury regulations.

Investment through the Subsidiary may affect the timing and character of income and gain recognized by the Fund, and of distributions to shareholders. For example, the tax treatment of any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are generally taxed 60% as long-term capital gains/losses and 40% short term capital gains/losses. However, because the Subsidiary is a "controlled foreign corporation" for tax purposes, any income or gain recognized in respect of its investments in 1256 futures contracts will be passed through to the Fund as ordinary income, and distributions attributable to such income and gains will generally be taxable to shareholders as ordinary income.

Credit risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund's portfolio will typically decline.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging market risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Government intervention and regulatory changes. In response to the global financial crisis that began in 2008, which caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks took steps to support financial markets, including by keeping interest rates low. The Federal Reserve has reduced its market support activities and has raised interest rates. If there is less governmental action in the future to maintain low interest rates and/or actions are taken to raise interest rates further, there may be unpredictable and possible negative effects on the markets and the Fund's investments. In addition, legal and regulatory changes could occur that may adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. For example, the regulation of derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund's derivative transactions, impede the employment of the Fund's derivatives strategies, or adversely affect the Fund's performance. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging risk. Certain Fund transactions, including taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund's investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity risk.  The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund's investments. Illiquid assets may also be difficult to value.

Management and strategy risk. The value of your investment depends on the judgment of the Fund's Sub-Advisors about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Portfolio turnover risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

LIBOR risk. Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate ("LIBOR"). In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The future publication and utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

New advisor risk. The Advisor is a newly organized investment advisor and has no operating history or performance track record.

Performance

The Fund acquired the assets and liabilities of the Equinox Chesapeake Strategy Fund, a series of Equinox Funds Trust (the "Predecessor Fund"), on November 8, 2019. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results for the Predecessor Fund shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund's performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the Barclays BTOP50 Index and the S&P 500 Total Return Index. The bar chart shows the performance of the Predecessor Fund's Class I shares. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Predecessor Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund's website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587).

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

Class I Shares
Highest Calendar Quarter Return at NAV	21.04%	Quarter Ended 12/31/2013
Lowest Calendar Quarter Return at NAV	(11.80)%	Quarter Ended 12/31/2018

Average Annual Total Returns (for periods ended December 31, 2019)
Average Annual Total Returns - AXS Chesapeake Strategy Fund		1 Year	5 Years	Since Inception	Inception Date
Class A Shares		(8.41%)	none	(4.46%)	Aug. 21, 2015
Class C Shares		(4.48%)	none	(3.85%)	Aug. 21, 2015
Class I Shares		(2.55%)	(1.15%)	3.86%	Apr. 19, 2012
Class I Shares | After Taxes on Distributions	[1]	(3.57%)	(1.56%)	2.51%	Apr. 19, 2012
Class I Shares | After Taxes on Distributions and Sales	[1]	(1.05%)	(0.98%)	2.46%	Apr. 19, 2012
Barclays BTOP50 Index (reflects no deductions for fees, expenses or taxes)		6.73%	(0.99%)	0.75%	Apr. 19, 2012
S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)		31.49%	11.70%	14.15%	Apr. 19, 2012
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.